Acquisition of SPHSA (Details Textual)		1 Months Ended
	Mar. 08, 2013	May. 23, 2013 USD ($) shares	May. 23, 2013 ZAR shares	Aug. 16, 2012 USD ($)
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Description	The purchase price for the shares of SPHSA under the offer was ZAR 4,000 (approximately $500.00) per share of SPHSA. The Acquisition Agreement provided that SPI would settle the purchase price it paid for the shares of SPHSA in shares of SPI in the ratio of (i) 1,000 common shares of SPI for each share of SPHSA and (ii) 1,000 common shares of SPI for each ZAR 4,000 in principal amount of loans owed by SPHSA to its shareholders.
Shareholders Loan Agreement Amount Business Combination | ZAR			ZAR 4,000
SPHSA Subsidiary co [Member]
Business Acquisition [Line Items]
Issuance of common stock for cash (in shares)		6,865
Share exchange rate for each share held by shareholders		1,000	1,000
Stock Issued During Period Shares Combination		9,864,811	9,864,811
Stock Issued During Period Shares Previous Issues		3,000	3,000
Shareholders Loan Agreement Amount Business Combination		$ 2,775,000	ZAR 27,459,245
Pending Acquisition Of Sphsa [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage				100.00%
Loans given by subsidiary company | $				$ 2,000,000